Cash, Restricted Cash and Cash Equivalents	6 Months Ended
Sep. 30, 2025
Cash, Restricted Cash and Cash Equivalents [Abstract]
Cash, restricted cash and cash equivalents

5. Cash, restricted cash and cash equivalents

Cash and cash equivalents include the following amounts:

	September 30, 2025	March 31, 2025
Unrestricted cash held with chartered banks	7,149,985	6,135,166
Restricted cash	47,191	35,964
Total	7,197,176	6,171,130

●	unrestricted cash held with chartered banks and

●	the Company entered into a cash collateral agreement with a major chartered bank in Canada with regards to a credit card facility against which the Company deposited Canadian Dollars $65,000 (March 31, 2025 – Canadian Dollars $50,000) in a guaranteed investment certificate with the bank. Amounts are presented as restricted cash on the statements of financial position.